SHAREHOLDERS' EQUITY - Ordinary Shares (Details)		12 Months Ended
	Oct. 31, 2019 $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 $ / shares shares	Oct. 30, 2019 shares	Oct. 29, 2019 shares
Class of Stock [Line Items]
Share split	0.01
Number of shares authorized					100,000
Par value | $ / shares	$ 0.01
Ordinary shares, shares outstanding		7,004,900	7,004,900
Class A ordinary shares
Class of Stock [Line Items]
Number of shares authorized	70,000,000	70,000,000	70,000,000	700,000	71,369
Par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Number of ordinary shares issued		9,157,660
Ordinary shares, shares issued		9,192,660	7,004,900
Number of ordinary outstanding shares		9,157,660
Ordinary shares, shares outstanding		9,192,660	7,004,900
Number of votes per common share | Vote		1
Number of shares convertible per share		1
Class B ordinary shares
Class of Stock [Line Items]
Number of shares authorized	30,000,000	30,000,000	30,000,000	300,000	28,631
Par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares issued		2,863,100	2,863,100
Ordinary shares, shares outstanding		2,863,100	2,863,100
Number of votes per common share | Vote		10